Operating expenses - Disclosure of principal audit fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Statutory Auditor, certification of individual and consolidated financial statements	€ 1,714	€ 100	€ 80
Other procedures required by law	492	740	86
Total	€ 2,206	€ 840	€ 166